General information about the business	12 Months Ended
Mar. 31, 2025
Disclosure Of General Information About The Financial Statements [Abstract]
General information about the business	General information about the business
Product offering
The Group serves as a strategic technology and payments partner to merchants, empowering them to capture the structural growth of international travelers shopping abroad, driven by multiple macroeconomic tailwinds. The Group offers third-party serviced Tax Free Shopping (“TFS”), Payments, which includes dynamic currency conversion (DCC), and Post-Purchase Solutions (“PPS”). At its core, the Group is a technology platform that serves a network of merchant stores globally through both TFS and Payments, delivering economic benefits to a complex ecosystem of merchants, tourists / shoppers, customs and tax authorities.
The Company has maintained a similar level of material merchants and acquirers when compared to March 31, 2024.
Tax Free Shopping
TFS is a value-added tax (VAT) refund service, allowing eligible shoppers to reclaim VAT on goods purchased outside of their home country, and is the Group´s principal service. Merchants benefit from TFS through increased sales and greater customer satisfaction from their foreign customers.
Global Blue actively seeks to educate merchants and travelers in VAT refund opportunities to increase the proportion of VAT refunds that are issued and successfully refunded. In addition, Global Blue has also simplified the end-to-end refund process for its customers through the development of specific technology, processes and digitalization.
Intelligence and Marketing services, which are also included in the TFS product offering, provide merchants multiple channels and services to better target travelers.
Payments
The Payments services enable customers to pay in their choice of preferred currency, home or destination, at the point of sale when shopping outside of their home country.
Global Blue’s Payments value proposition to travelers is to provide clarity around the final amount that they will be charged as they are given the option to pay the purchase price in their preferred currency, fixed at the time of purchase. For businesses (e.g., merchants and hotels), Payments generate incremental revenues.
Payments are designed to integrate with merchants’ point-of-sale hardware and Global Blue has designed the systems workflow to allow the merchants’ business processes to remain largely unchanged.
Global Blue provides the currency conversion service for POS (Point Of Sale device that is used to process transactions by retail customers), eCommerce Return Solutions, DCC at Automated Teller Machines (ATMs), as well as Multi-Currency Processing (MCP) for online retailers.
Post-Purchase Solutions
Post-Purchase Solutions comprises of ZigZag, ShipUp and Yocuda.
With ZigZag, the Group offers a leading technology platform that fully digitalizes the eCommerce returns experience, and enhances the process for retailers by reducing the logistical costs, and consumer queries, and by allowing the exchange instead of return of goods, while offering an online and more extensive range of return or exchange options for consumers.
With ShipUp, Global Blue offers to e-retailers a post-purchase engagement solution for online purchases enabling brands to deliver seamless, proactive, and branded post-purchase communication, which turns the shipping experience into a new growth lever. ShipUp also gathers and provides data on carriers’ performance and customer feedback to understand the impact delivery has on the customer and brand's relationship.
With Yocuda, Global Blue offers retailers the opportunity to send digital receipts to their customers; while retailers can capture customer data and increase consumer opt-in to grow CRM database, drive sales and post purchase engagement, and reduce operational costs and support environmental transformation.